UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Charlemagne Capital (IOM) Limited
Address:     St. Mary's Court, 20 Hill Street, Douglas
             Isle of Man, IM1 1EU British Isles

Form 13F File Number:     028-11145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Managing Director
Phone:     +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates     British Isles      August 8, 2011

Report Type (Check only one):

[ ]  13F HOLDINGS REPORT
[X]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

1.    028-11574     Charlemagne Capital Limited